UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08243

Direxion Funds
 (Exact name of registrant as specified in charter)

1301 Avenue of the Americas (6th Ave.), 35th Floor
New York, NY 10019
 (Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

1-800-851-0511
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2016

Date of reporting period:  January 31, 2016

Item 1. Schedule of Investments.

Direxion Indexed Commodity Strategy Fund (Consolidated)
Schedule of Investments
January 31, 2016 (Unaudited)

Fair Value
No reportable investments.

Total Investments (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0% (a)	36,284,889
TOTAL NET ASSETS - 100.0%	$36,284,889

Percentages are stated as a percent of net assets.
(a) $271,727 of cash is pledged as collateral for futures contracts.

Long Futures Contracts
January 31, 2016 (Unaudited)
		Unrealized
		Appreciation/
Contracts		(Depreciation)
156	Sugar No. 11 Futures(b)
	Expiring October 2016 (Underlying Face Amount at Market Value $2,313,293)	$(131,902)

(b) Contracts held by Direxion CTS Fund. See Note 1.

Direxion Indexed Managed Futures Strategy Fund (Consolidated)
Schedule of Investments
January 31, 2016 (Unaudited)

Fair Value
No reportable investments.

TOTAL INVESTMENTS (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0%(a)	39,308,653
TOTAL NET ASSETS - 100.0%	$39,308,653

Percentages are stated as a percent of net assets.
(a) $1,563,193 of cash is pledged as collateral for futures contracts.

Long Futures Contracts
January 31, 2016 (Unaudited)

		Unrealized
		Appreciation/
Contracts		(Depreciation)
17	Japanese Yen Futures	$
	Expiring March 2016 (Underlying Face Amount at Market Value $1,755,994)	28,517

155	Sugar No. 11 Futures(b)
	Expiring October 2016 (Underlying Face Amount at Market Value $2,298,464)	(128,000)

35	U.S. 5 Year T-Note Futures
	Expiring March 2016 (Underlying Face Amount at Market Value $4,223,517)	73,697

27	U.S. 10 Year T-Note Futures
	Expiring March 2016 (Underlying Face Amount at Market Value $3,498,609)	93,344

22	U.S. Dollar Index Futures
	Expiring March 2016 (Underlying Face Amount at Market Value $2,192,344)	19,102

11	U.S. Long T-Bond Futures
	Expiring March 2016 (Underlying Face Amount at Market Value $1,771,344)	15,771
		$102,431

Short Futures Contracts
January 31, 2016 (Unaudited)

		Unrealized
		Appreciation/
Contracts		(Depreciation)
19	Australian Dollar Futures
	Expiring March 2016 (Underlying Face Amount at Market Value $1,340,070)	$33,084

22	British Pound Futures
	Expiring March 2016 (Underlying Face Amount at Market Value $1,958,275)	112,530

21	Canadian Dollar Futures
	Expiring March 2016 (Underlying Face Amount at Market Value $1,498,770)	54,836

59	Copper Futures(b)
	Expiring March 2016 (Underlying Face Amount at Market Value $3,048,825)	21,904

150	Corn Futures(b)
	Expiring July 2016 (Underlying Face Amount at Market Value $2,861,250)	(31,974)

158	Cotton No. 2 Futures(b)
	Expiring March 2016 (Underlying Face Amount at Market Value $4,829,270)	92,628

14	Euro FX Futures
	Expiring March 2016 (Underlying Face Amount at Market Value $1,896,738)	5,810

Direxion Indexed Managed Futures Strategy Fund (Consolidated)
Short Futures Contracts
January 31, 2016 (Unaudited)

30	Gasoline RBOB Futures(b)
	Expiring January 2016 (Underlying Face Amount at Market Value $1,718,010)	316,644

52	Gold Futures(b)
	Expiring June 2016 (Underlying Face Amount at Market Value $5,807,360)	(105,755)

33	NY Harbor ULSD Futures(b)
	Expiring July 2016 (Underlying Face Amount at Market Value $1,605,265)	(182,748)

46	Natural Gas Futures(b)
	Expiring July 2016 (Underlying Face Amount at Market Value $1,127,460)	(32,833)

17	Silver Futures(b)
	Expiring March 2016 (Underlying Face Amount at Market Value $1,210,655)	531

82	Soybean Futures(b)
	Expiring July 2016 (Underlying Face Amount at Market Value $3,649,000)	105,367

36	WTI Crude Oil Futures(b)
	Expiring May 2016 (Underlying Face Amount at Market Value $1,324,080)	(162,495)

124	Wheat Futures(b)
	Expiring May 2016 (Underlying Face Amount at Market Value $3,007,000)	87,885
		$315,414

(b) Contracts held by Direxion MFS Fund.  See Note 1.

Direxion Indexed CVT Strategy Fund
Schedule of Investments
January 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 38.6%
1,349	iShares iBoxx $ High Yield Corporate Bond ETF	$106,949
	TOTAL INVESTMENT COMPANIES (Cost $108,256)	$106,949

SHORT TERM INVESTMENTS - 20.3%
Money Market Funds - 20.3%
56,000	Goldman Sachs Financial Square Treasury Instruments Fund, 0.16%(a)	56,000
	TOTAL SHORT TERM INVESTMENTS (Cost $56,000)(b)	$56,000

	TOTAL INVESTMENTS (Cost $164,256) - 58.9%	$162,949
	Other Assets in Excess of Liabilities - 41.1%	113,548
	TOTAL NET ASSETS - 100.0%	$276,497

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at January 31, 2016.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $56,000.

Long Equity Swap Contracts
January 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares 3-7 Year Treasury Bond ETF	133	$16,365	(0.775)%	2/6/2017	$289
Credit Suisse International	iShares Russell 2000 ETF	742	83,870	(0.425)%	2/6/2017	(7,193)
Credit Suisse International	iShares iBoxx $ Investment Grade Corporate Bond ETF	498	56,976	(0.775)%	2/6/2017	(15)
Credit Suisse International	SPDR S&P 500 ETF Trust	347	70,714	(0.775)%	2/6/2017	(3,497)
			$227,925			$(10,416)

The cost basis of investments for federal income tax purposes at January 31, 2016 (Unaudited) was as follows*:

	Direxion Indexed Commodity Strategy Fund	Direxion Indexed Managed Futures Strategy Fund	Direxion Indexed CVT Strategy Fund
Cost of investments	$0	$0	$637,572
Gross unrealized appreciation	0	0	0
Gross unrealized depreciation	(0)	(0)	(474,623)
Net unrealized appreciation/(depreciation)	$0	$0	($474,623)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

VALUATION MEASUREMENTS (Unaudited)

The Funds follow adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period.
These inputs are summarized in the three broad levels below:
Level 1 - Quoted prices in active markets for identical securities
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund's net assets as of January 31, 2016:
Direxion Indexed Commodity Strategy Fund (Consolidated)
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$(131,902)	$-	$-	$(131,902)

Direxion Indexed Managed Futures Strategy Fund (Consolidated)
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$417,845	$-	$-	$417,845

Direxion Indexed CVT Strategy Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$56,000	$-	$-	$56,000
Investment Companies-Fixed Income	106,949	-	-	106,949
Other Financial Instruments*	-	(10,416)	-	(10,416)

For further detail on each asset class, see Schedules of Investments.

* Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as futures and swap contracts.
Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.
(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Direxion Funds

By (Signature and Title)   /s/ Eric W. Falkeis
                                                   Eric W. Falkeis,
                                                                                                    Principal Executive Officer

Date  March 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/  Eric W. Falkeis
                               Eric W. Falkeis,
                                                                               Principal Executive Officer

Date  March 15, 2016

By (Signature and Title)*  /s/ Patrick J. Rudnick
                                                                                                      Patrick J. Rudnick,
                                                      Principal Financial Officer, Treasurer

Date  March 15, 2016

* Print the name and title of each signing officer under his or her signature.